            As filed with the Securities and Exchange Commission on May 23, 2003


                                              File Nos. 811-4138 and 333-102568
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.      [_]
                     Post-Effective Amendment No. 1   [X]

                               -----------------

                          ALLMERICA INVESTMENT TRUST
                             (Name of Registrant)

                               -----------------

                              440 Lincoln Street
                        WORCESTER, MASSACHUSETTS 01653
                   (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                (508) 855-1000

                               -----------------

                 (Names and Addresses of Agents for Service:)

               George M. Boyd, Esq.     Gregory D. Sheehan, Esq.
                Allmerica Financial           Ropes & Gray
                440 Lincoln Street       One International Place
                Worcester, MA 01653       Boston, Massachusetts
                                                  02110

                               -----------------

   Approximate Date of Proposed Public Offering: as soon after filing as practicable

   It is proposed that this filing will become effective:

   [X]  immediately upon filing pursuant to paragraph (b)


   [_]  on (date) pursuant to paragraph (b)


   [_]  60 days after filing pursuant to paragraph (a)(1)


   [_]  on (date) pursuant to paragraph (a)(1)


   [_]  75 days after filing pursuant to paragraph (a)(2)

   [_]  on (date) pursuant to paragraph (a)(2) of rule 485.

   If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   This Amendment to the Registration Statement on Form N-14 of Allmerica Investment Trust, filed with the Commission on January 17, 2003 (Accession Number 0000950109-03-000754; SEC File No. 333-102568) (the "Registration
Statement"), is being filed to add Exhibits 12(a)-12(e) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

================================================================================

PART C.  OTHER INFORMATION

ITEM 16.  EXHIBITS


Exhibit 1       Agreement and Declaration of Trust, dated October 11, 1984, as amended May 12, 1992 was filed previously in Post-effective
                Amendment No. 36 to the Registrant's Registration Statement on
                Form N-1A on April 15, 1998 and is incorporated herein by reference.

Exhibit 2 Bylaws as amended May 10, 1999 were filed previously in Post-effective Amendment No. 39 to the Registrant's Registration
                Statement on Form N-1A on February 28, 2000 and are incorporated herein by reference.

Exhibit 3       None

Exhibit 4       Form of Agreement and Plan of Reorganization, dated as of January 7,
                2003, was filed as Appendix A to Part A of this Registration Statement and is incorporated herein by reference.

Exhibit 5(a)    Article VIII of Registrant's Agreement and Declaration Trust, entitled
                "Indemnification," was filed previously in Post-effective Amendment
                No. 36 to the Registrant's Registration Statement on Form N-1A on
                April 15, 1998 and is incorporated herein by reference.

Exhibit 5(b) Article III, Section 12 of the Bylaws of First Allmerica was filed previously in Post-effective Amendment No. 36 to the Registrant's
                Registration Statement on Form N-1A on April 15, 1998 and is incorporated herein by reference.

Exhibit 6(a)    Management Agreement between Registrant and Allmerica Financial
                Investment Management Services, Inc. (the "Manager") dated April
                16, 1998 (compensation schedule amended as of October 1, 2000) was filed previously in Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A on April 11, 2001 and is incorporated here by reference.

Exhibit 6(b)(i) Sub-Advisor Agreement between the Manager and Schroder
                Investment Management North America Inc. with respect to the
                Select Emerging Markets Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 to the Registrant's
                Registration Statement on Form N-1A on February 25, 1999 and is incorporated here by reference.

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

Exhibit 6(b)(ii) Form of Sub-Adviser Agreement between the Manager, Schroder
                 Investment Management North America Inc. and Schroder
                 Investment Managerment North America Ltd. with respect to the
                 Select Emerging Markets Fund dated              , 2003--was
                 filed previously in Pre-Effective Amendment No. 2 to the Registrant's
                 Registration Statement on Form N-14 on February 24, 2003 and is
                 incorporated by reference.

Exhibit 6(c)     Sub-Adviser Agreement between the Manager and Massachusetts
                 Financial Services Company with respect to the Select Aggressive
                 Growth Fund dated June 1, 2001 was filed previously in Post-effective Amendment No. 43 to the Registrant's Registration
                 Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 6(d)     Sub-Adviser Agreement between the Manager and Jennison
                 Associates LLC with respect to the Select Aggressive Growth Fund dated June 1, 2001 was filed previously in Post-effective Amendment
                 No. 43 to the Registrant's Registration Statement on Form N-1A on
                 March 29, 2002 and is incorporated herein by reference.

Exhibit 6(e)     Sub-Adviser Agreement between the Manager and Bank of Ireland
                 Asset Management (U.S.) Limited with respect to the Select
                 International Equity Fund dated April 16, 1998 was filed previously in
                 Post-effective Amendment No. 37 to the Registrant's Registration
                 Statement on Form N-1A on February 25, 1999 and is incorporated herein by reference.

Exhibit 6(f)     Sub-Adviser Agreement between the Manager and Putnam Investment
                 Management, Inc. with respect to the Select Growth Fund dated April
                 16, 1998 was filed previously in Post-effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A on February 25,
                 1999 and is incorporated herein by reference.

Exhibit 6(g)     Sub-Adviser Agreement between the Manager and TCW Investment
                 Management Services, Inc. with respect to the Select Strategic Growth
                 Fund dated July 6, 2001 was filed previously in Post-effective
                 Amendment No. 43 to the Registrant's Registration Statement on Form
                 N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 6(h)     Sub-Adviser Agreement between the Manager and J. P. Morgan
                 Investment Management Inc. with respect to the Select Growth and Income Fund dated April 1, 1999 was filed previously in Post-effective Amendment No. 38 to the Registrant's Registration
                 Statement on Form N-1A on April 29, 1999 and is incorporated herein by reference.


Exhibit 6(i)  Sub-Adviser Agreement by and among the Manager, Western Asset
              Management Company and Western Asset Management Company
              Limited with respect to the Select Strategic Income Fund dated August
              8, 2000 was filed previously in Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A on April 11,
              2001 and is incorporated herein by reference.

Exhibit 6(j)  Sub-Adviser Agreement between the Manager and Allmerica Asset
              Management, Inc. with respect to the Equity Index Fund and Select
              Investment Grade Income Fund dated April 16, 1998 was filed previously in Post-effective Amendment No. 37 to the Registrant's
              Registration Statement on Form N-1A on February 25, 1999 and is incorporated herein by reference.

Exhibit 6(k)  Form of Sub-Adviser Agreement between the Manager and Jennison
              Associates LLC with respect to the Select Growth Fund dated
                           , 2003--was filed previously in Pre-effective
              Amendment No. 2 to the Registrant's Registration Statement on Form
              N-14 on February 24, 2003 and is incorporated herein by reference.

Exhibit 7     Distribution Agreement with Allmerica Investments, Inc. dated
              February 25, 1998 was filed previously in Post-effective Amendment
              No. 36 to the Registrant's Registration Statement on Form N-1A on
              April 15, 1998 and is incorporated herein by reference.

Exhibit 8     None

Exhibit 9 Custodian Agreement with Investors Bank & Trust Company, as amended July 1, 2000 was filed previously in Post-effective
              Amendment No. 43 to the Registrant's Registration Statement on Form
              N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 10    Plan of Distribution and Service under Rule 12b-1 was filed previously in Post-effective Amendment No. 43 to the Registrant's Registration
              Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 11    Opinion and consent of counsel was filed previously in the Registration
              Statement on Form N-14 on January 17, 2003 and is incorporated herein by reference.

Exhibit 12(a) Tax opinion of Ropes & Gray dated April 17, 2003 with respect to the
              Select Growth Fund and Select Aggressive Growth Fund--filed herewith.

Exhibit 12(b) Tax opinion of Ropes & Gray dated April 17, 2003 with respect to the
              Select Growth Fund and Select Strategic Growth Fund--filed herewith.

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

Exhibit 12(c) Tax opinion of Ropes & Gray dated April 22, 2003, with respect to the
              Select Investment Grade Income Fund and Select Strategic Income
              Fund--filed herewith.

Exhibit 12(d) Tax opinion of Ropes & Gray dated April 25, 2003 with respect to the
              Equity Index Fund and Select Growth and Income Fund--filed herewith.

Exhibit 12(e) Tax opinion of Ropes & Gray dated April 30, 2003 with respect to the
              Select International Equity Fund and Select Emerging Matters Fund-- filed herewith.

Exhibit 13(a) Administration Services Agreement between Manager, Registrant and
              Investors Bank & Trust Company, amended July 1, 2000 was filed previously in Post-effective Amendment No. 43 to the Registrant's
              Registration Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 13(b) Securities Lending Agency Agreement with Investors Bank & Trust
              Company (Schedule II amended as of February 23, 2001) was filed previously in Post-Effective Amendment No. 41 to the Registrant's
              Registration Statement on Form N-1A on April 11, 2001 and is incorporated herein by reference.

Exhibit 14 Consent of Independent Accountants was filed previously in Pre-effective Amendment No. 2 to the Registrant's Registration Statement on February 24, 2003 and is incorporated herein by reference.

Exhibit 15    None

Exhibit 16 Power of Attorney was filed previously in the Registration Statement on Form N-14 on January 17, 2003 and is incorporated herein by reference.

Exhibit 17(a) Participation Agreement among Registrant, the Manager and First
              Allmerica Financial Life Insurance Company dated March 22, 2000
              (Schedule A amended as of August 20, 2001) was filed previously in Post-effective Amendment No. 43 to the Registrant's Registration
              Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

Exhibit 17(b) Participation Agreement among Registrant, the Manager and Allmerica
              Financial Life Insurance and Annuity Company dated March 22, 2000
              (Schedule A amended as of August 20, 2001) was filed previously in Post-effective Amendment No. 43 to the Registrant's Registration
              Statement on Form N-1A on March 29, 2002 and is incorporated herein by reference.

ITEM 17.  UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT AND THE INVESTMENT COMPANY ACT, ALLMERICA INVESTMENT TRUST CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT UNDER RULE 485(B) UNDER THE SECURITIES ACT AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE CITY OF WORCESTER AND COMMONWEALTH OF MASSACHUSETTS ON THE 22ND DAY OF MAY, 2003.



                                              ALLMERICA INVESTMENT TRUST

                                              By:    /s/  JOHN P. KAVANAUGH
                                                  -----------------------------
                                                  JOHN P. KAVANAUGH, PRESIDENT


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE(S) INDICATED.


          Signature                     Title              Date
          ---------                     -----              ----

   /s/  JOHN P. KAVANAUGH      President, Chairman of  May 22, 2003
-----------------------          the Board and Trustee
      JOHN P. KAVANAUGH

              *                Treasurer (Principal    May 22, 2003
-----------------------          Accounting Officer,
        PAUL T. KANE             Principal Financial
                                 Officer)

              *                Trustee                 May 22, 2003
-----------------------
      P. KEVIN CONDRON

              *                Trustee                 May 22, 2003
-----------------------
      JOCEYLN S. DAVIS

              *                Trustee                 May 22, 2003
-----------------------
     CYNTHIA A. HARGADON

              *                Trustee                 May 22, 2003
-----------------------
    T. BRITTON HARRIS, IV

              *                Trustee                 May 22, 2003
-----------------------
        GORDON HOLMES

          Signature             Title      Date
          ---------             -----      ----

              *                Trustee May 22, 2003
-----------------------
         MARK A. HUG

              *                Trustee May 22, 2003
-----------------------
        ATTIAT F. OTT

              *                Trustee May 22, 2003
-----------------------
       RANNE P. WARNER

BY: /S/ JOHN P. KAVANAUGH, AS
-----------------------
ATTORNEY-IN-FACT PURSUANT TO
   POWER OF ATTORNEY FILED
         PREVIOUSLY

                                 EXHIBIT INDEX


         Number        Description
         ------        -----------

         Exhibit 12(a) Tax opinion of Ropes & Gray dated April 17, 2003

         Exhibit 12(b) Tax opinion of Ropes & Gray dated April 17, 2003

         Exhibit 12(c) Tax opinion of Ropes & Gray dated April 22, 2003

         Exhibit 12(d) Tax opinion of Ropes & Gray dated April 25, 2003

         Exhibit 12(e) Tax opinion of Ropes & Gray dated April 30, 2003